Chase Funds(Service Mark). Invest With Power.

Annual Report for:

Chase Income Fund

Chase Intermediate Term Bond Fund

Chase Money Market Fund

Chase Short-Intermediate Term
U.S. Government Securities Fund

Chase U.S. Government Securities Fund



December 31, 1998

[LOGO]

Chase Funds(Service Mark)

(Copyright) The Chase Manhattan Corporation, 1999. All Rights Reserved.
            February 1999 (C-465-01617) CF804-3-299

                               Table of Contents

Chairman's Letter                                                           3

Chase Funds Risks/Rewards                                                   4

Chase Funds Shareholder Services                                            5

Fund Commentary and Portfolio of Investments

   Chase Income Fund                                                     6-11

   Chase Intermediate Term Bond Fund                                    12-18

   Chase Money Market Fund                                              20-26

   Chase Short-Intermediate Term
      U.S. Government Securities Fund                                   28-33

   Chase U.S. Government Securities Fund                                34-38

Statement of Assets and Liabilities                                        39

Statement of Operations                                                    40

Statement of Changes in Net Assets                                         41

Notes to Financial Statements                                           42-47

Financial Highlights                                                    48-52

                            Chase Fixed Income Funds

                                Chairman's Letter

                                                               February 8, 1999

Dear Fellow Shareholders:

  We are pleased to present this annual report for the Chase Fixed Income Funds for the year ended December 31, 1998. In providing you with this information, we seek to assist you in fully understanding how your fund performed and the strategies your fund managers pursued within the context of the overall economic and market environment.

Benchmark Treasury Yield Falls

  Long-term interest rates, as measured by the yield on the 30-year U.S. Treasury Bond, fell from 5.92% on January 1, 1998 to 5.09% on December 31, 1998. This bullish performance reflected several key factors, including:

o  the continued absence of inflationary pressures
o  the Federal budget surplus and its positive effect on market supply
o  a preference for the highest-quality securities given global market concerns
o  a continuation of the long-term trend of falling rates

  Shorter-term interest rates also fell over the course of the year, with the yield on two-year Treasuries declining from 5.64% on January 1 to 4.53% on December 31.

Federal Reserve Board Reduces Short-Term Rates

  After leaving the Federal Funds rate unchanged since March, 1997, the Federal Reserve Board made three .25% rate cuts in the fall, including an extraordinary cut between meetings of the Federal Open Markets Committee. The Federal Funds rate is the rate charged to banks for overnight borrowing.

  In the view of many market participants, these cuts were made to ensure that the U.S. economy could weather the global economic slowdown and to provide support to shaky markets around the world.

The Year of the Treasury

  While the year was a positive one for the bond markets, it should be noted that corporate and mortgage-backed securities did not match the performance of U.S. Treasury securities. In fact, yields on these "spread" sectors moved to much higher-than-normal levels relative to Treasuries during October. For much of the year, mortgage-backed securities suffered from concerns that falling rates would bring on higher prepayment levels. However, by year end, spreads had narrowed somewhat as the Fed rate cuts helped corporate securities rally and the fixed income market as a whole moved into a trading range.

  In 1998, the Chase Fixed Income Funds performed well, delivering on the goal of providing high current income with an emphasis on capital preservation through investment in high quality securities. All of us at Chase Funds thank you for your confidence in our investment management team and encourage you to continue to maintain your investing discipline in the months and years ahead.

Sincerely,

/s/ Sarah E. Jones

Sarah E. Jones

                                  Chase Funds

                                  Risks/Rewards


                                               HIGHEST RISK / RETURN


                                  | Small Company Funds

                               |  Diversified International Stock Funds

                            |  Growth Funds

                         |  Growth & Income Funds

                      |  Equity Income Funds

                   |  Balanced Funds

                |  Long-Term Bond Funds

             |  Intermediate-Term Bond Funds

          |  Short-Term Bond Funds

       |  Money Market Funds



LOWEST RISK / RETURN

CONSIDER YOUR INVESTMENT

RISK

& YOUR OVERALL RETURN

                                  Chase Funds

                              Shareholder Services


Telephone Exchange Privilege
Investors wishing to make a change within their Chase Funds accounts may do so quickly and easily via telephone. This service allows you to respond to changes in your goals and needs immediately without the burdensome paperwork and lengthy delays often associated with selling one investment then purchasing another. The sale of shares from one Chase Fund and purchase of shares in another is simultaneous with Telephone Exchange.

Automatic Reinvestment
Dividends and capital gains earned in your Chase Funds account can either be paid to you on a regular basis or automatically reinvested into your account to purchase additional shares of the same fund. This service is particularly valuable to growth-oriented investors who do not require current income from their invested principal. The reinvested dividends compound over time, enhancing returns and generating additional long-term growth potential.

Systematic Investing*
After opening a Chase Funds account you can make regular investments through automatic, periodic deductions from your bank checking or savings account. Shareholders using this service benefit not only by accumulating investment assets but also through the process of "dollar cost averaging." Dollar cost averaging is an investment strategy that has shown that investing the same amount of money on a regular basis in a fluctuating value investment over time results in a lower actual price paid per share than the average price per share over time. That is because when the share price is lower, more shares are purchased and when it is higher, fewer are purchased. Dollar cost averaging is highly recommended by investment experts as a prudent and highly effective approach to wealth accumulation.

Systematic Withdrawal
For investors who require an income stream from their Chase Fund(s) investment account(s), regularly scheduled withdrawals of a specified value of $50 or more can be sent to them by check on a monthly, quarterly or semi-annual basis.

Check Writing Privilege
The Chase Money Market Fund offers investors the option of accessing account assets quickly and easily simply by writing a check to redeem shares.

Chase Funds Website
Shareholders of the Chase Funds have unlimited access to their accounts and first class Chase Funds customer service via the internet at:
http://www.chasefunds.com

Please note, these services are available to all shareholders investing directly into any Chase Fund. If you purchase these funds through a financial intermediary, please check with your service provider to determine availability of these services.

* Systematic investing does not assure a profit and does not protect against loss in declining financial markets. An investor should be prepared to continue the program of investing at regular intervals, even during economic down turns.

                               Chase Income Fund
                             as of December 31, 1998
                                   (unaudited)

How the Fund Performed

Chase Income Fund (Premier Shares) had a total return of 9.47% for the year ended December 31, 1998. This compares to 7.31% for the Lipper Corporate Debt A Rated Funds Index and 9.47% for the Lehman Government/Corporate Index.

How the Fund Was Managed

At the end of 1997, the manager implemented a strategy that strongly overweighted longer-term Treasury securities given the belief that low inflation and lower Treasury issuance due to the Federal budget surplus would spark a strong rally in the sector. This strategy was reinforced by the manager's belief that corporate yields were narrow relative to Treasuries given the economic clouds from Asia as well as concerns about mortgage pre-payments in a rallying market environment.

While the overall bullish approach began to be realized in the first half of 1998, it was fully validated in the third quarter when Treasuries sharply outperformed other major sectors. An additional factor supporting performance throughout much of the first nine months of the year was the Fund's longer-than-benchmark duration.

With the strong Treasury performance, yields on corporate and mortgage-backed securities widened dramatically, leading the manager to favor corporates by late September, and effectively cut duration by reducing exposure to Treasuries. This adjustment was slightly negative to performance in October, positive in November and neutral in December. The Fund ended the year modestly overweight in corporates and with a neutral weighting in Treasuries versus the Lehman Government/Corporate Index, and only a modest exposure to mortgage-backed securities.

Where the Fund May Be Headed

Moving into the new year, the management team expected to continue to add corporate securities and maintain a slightly-long duration given its long-term bullish view on interest rates. However, the strategy calls for staying close to the index until there are clearer signs on global conditions, the strength of the domestic economy and the outlook for Fed policy.

                               Chase Income Fund
                             as of December 31, 1998
                                   (unaudited)

Fund Facts

                             Objective  Current income

                   Primary Investments  Bonds, notes and debentures
                                        issued by corporations, the
                                        U.S. government and its
                                        agencies

       Suggested investment time frame  Long-term

                      Market benchmark  Lehman Government/
                                        Corporate Index

                 Lipper Funds Universe  Corporate Debt A Rated
                                        Funds Index

                        Inception date  Premier Shares 3/29/88
                                        Investor Shares 11/10/98

                      Newspaper symbol  Income

                    Dividend Frequency  Daily

                            Net Assets  Premier Shares $60,068,000
                                        Investor Shares $10,000

                      Average Maturity  9.7 years

                      Average Duration  6.1 years

                       Average Quality  AAA

 Average Maturity/Quality

----------------
|    |////|    | Large
|    |////|    |
----------------
|    |    |    | Med
|    |    |    |
----------------
|    |    |    | Low
|    |    |    |
----------------
Short Int. Long

                               Chase Income Fund
                             as of December 31, 1998
                                   (unaudited)

10-Year Performance*

This chart shows what the long-term growth would have been for a hypothetical investment in the Chase Income Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend.

This chart is for illustrative purposes only.

                                  [LINE GRAPH]

        Chase Income Fund   Lipper Corporate Debt A
Year    Chase Income Fund        Rated Fund Inc       Lehman Gov't/Corp. Index

          10000                      10000                     10000
        10105.9                    10101.9                   10110.5
        10779.5                    10845.7                   10923.0
        10683.3                    10931.7                   11025.5
1989    11039.5                    11250.9                   11423.4
        10866.2                    11083.0                   11292.7
        11212.7                    11455.0                   11699.4
        11241.6                    11417.0                   11770.2
1990    11761.3                    11999.0                   12369.8
        11915.3                    12380.3                   12703.1
        12011.5                    12573.2                   12895.1
        12694.9                    13347.2                   13636.8
1991    13378.3                    14075.0                   14364.5
        12993.3                    13880.1                   14148.9
        13570.7                    14553.7                   14722.0
        14148.2                    15163.8                   15441.3
1992    14071.2                    15156.0                   15453.5
        14764.2                    15907.9                   16172.0
        15120.3                    16412.3                   16657.5
        15591.9                    17009.2                   17208.5
1993    15514.9                    16959.2                   17158.2
        14975.9                    16341.8                   16621.0
        14687.2                    16036.8                   16414.3
        14754.6                    16075.4                   16495.5
1994    14802.7                    16124.2                   15556.2
        15476.4                    16931.3                   17381.2
        16313.8                    18069.8                   18509.0
        16631.4                    18428.5                   18863.2
1995    17526.5                    19319.2                   19742.0
        17045.2                    18817.8                   19280.2
        17170.4                    18865.6                   19370.8
        17391.7                    19210.6                   19712.6
1996    17863.3                    19857.2                   20315.1
        17661.2                    19857.2                   20315.1
        17661.2                    19682.3                   20139.9
        18277.2                    20417.7                   20872.7
        18902.8                    21163.6                   21604.2
1997    19425.4                    21765.3                   22297.4
        19717.4                    22069.6                   22635.3
        20268.6                    22610.1                   23227.5
        21257.4                    23325.3                   24377.9
1998    21273.0                    23356.5                   24409.7


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                          1 Year       3 Years       5 Years      10 Years

Premier Shares            9.47%         6.64%         6.52%         7.83%
Investor Shares           9.38%         6.61%         6.50%         7.82%

* Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Income Fund, the Lehman Government/Corporate Index and the Lipper Corporate Debt A Rated Funds Index from December 31, 1988 to December 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 11/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/10/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase Income Fund is the successor to the AVESTA Trust Income Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Income Fund, a new investment portfolio of MFIT.

Chase Income Fund, unlike the AVESTA Income Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Corporate Debt A Rated Funds Index represents performance of the largest 30 A rated corporate debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Govt/Corp. Index includes the Government and Corporate Bond Indices, including U.S. Government Treasury and agency securities, corporate and yankee bonds. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

                               Chase Income Fund
                             as of December 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested

                      [PIE CHART]

               Investments        98.5%
               Cash/Other          1.5%


What the Fund Was Invested In
Percentage of Total Portfolio Investments

                             [PIE CHART]

              Corporate Notes & Bonds                 36.7%
              Asset Backed Securities                  3.7%
              Cash Equivalents & Short Term Paper      6.8%
              U.S. Treasury Securities                45.4%
              Residential Mortgage Backed Securities   7.4%

            Chase Income Fund
Portfolio of Investments December 31, 1998

Principal
 Amount
   USD      Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments -- 92.1%
--------------------------------------------------------------------------------
           U.S. Treasury Securities -- 44.9%
           ---------------------------------
             U.S. Treasury Notes & Bonds,

$3,800,000      5.50%, 01/31/03                                    $ 3,912,214
 2,460,000      5.75%, 08/15/03                                      2,568,781
 5,825,000      6.25%, 08/15/23                                      6,510,370
 4,715,000      6.25%, 02/15/07                                      5,171,742
 4,100,000      6.38%, 03/31/01                                      4,249,896
 3,500,000      7.63%, 11/15/22                                      4,536,875
                                                                   -----------
           Total U.S. Treasury Securities
             (Cost $26,711,598)                                     26,949,878
                                                                   -----------
           Corporate Notes & Bonds -- 36.2%
           --------------------------------
           Automotive -- 1.7%
 1,000,000   Ford Motor Credit Co., 6.25%, 12/08/05                  1,032,910
                                                                   -----------
           Banking -- 3.4%
 2,000,000   BankAmerica Corp., 6.20%, 02/15/06                      2,056,840
                                                                   -----------
           Chemicals -- 3.6%
 2,200,000   Monsanto Co., #5.88%, 12/01/08                          2,179,672
                                                                   -----------
           Consumer Products -- 3.0%
 1,725,000   Procter & Gamble Co., 6.45%, 01/15/26                   1,810,319
                                                                   -----------
           Financial Services -- 4.1%
 2,400,000   Associates Corp. of North America, 7.52%, 03/29/00      2,461,632
                                                                   -----------
           Food / Beverage Products -- 4.4%
 2,500,000   Anheuser-Busch Companies, Inc., 6.75%, 08/01/03         2,654,050
                                                                   -----------
           Health Care / Health Care Services -- 4.1%
 2,400,000   Abbott Laboratories, 5.60%, 10/01/03                    2,441,328
                                                                   -----------
           Machinery -- 4.1%
 2,400,000   Caterpillar Financial Services, Inc., 6.95%, 11/01/00   2,465,448
                                                                   -----------
           Restaurants -- 3.6%
 2,000,000   McDonald's Corp., 7.05%, 11/15/25                       2,162,680
                                                                   -----------
           Retailing -- 4.2%
 2,400,000   Wal-Mart Stores, Inc., 6.75%, 05/15/02                  2,520,672
                                                                   -----------
           Total Corporate Notes & Bonds
             (Cost $20,532,865)                                     21,785,551
                                                                   -----------

                      See notes to financial statements.

                          Chase Income Fund
            Portfolio of Investments December 31, 1998 (continued)


Principal
 Amount
   USD       Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------

             Mortgage-Backed Pass Through Securities -- 7.3%
             -----------------------------------------------
$2,029,231   Federal National Mortgage Association,
                Pool 313166, 6.50%, 09/01/26                       $ 2,043,172

 2,307,840   Government Mortgage Association Corp.,
                Pool 416156, 6.50%, 02/15/26                         2,331,634
                                                                   -----------

           Total Mortgage-Backed Pass Through Securities
             (Cost $4,212,804)                                       4,374,806
                                                                   -----------

           Asset Backed Securities -- 3.7%
           -------------------------------
   400,259   Ford Credit Grantor Trust, Ser. 1995-B, Class A,
               5.90%, 10/15/00                                         400,506
 1,782,195   PNC Student Loan Trust I, Ser. 1997-2, Class A2,
               6.14%, 01/25/00                                       1,811,708
                                                                   -----------

           Total Asset Backed Securities
             (Cost $2,182,436)                                       2,212,214
                                                                   -----------

           Total Long-Term Investments
             (Cost $53,639,703)                                     55,322,449
--------------------------------------------------------------------------------


  Shares   Issuer                                                      Value
--------------------------------------------------------------------------------
Short-Term Investments -- 6.7%
--------------------------------------------------------------------------------
           Money Market Fund -- 3.8%
           -------------------------
 2,288,300   Fidelity Colchester Street Trust Government Fund
             (Cost $2,288,300)                                       2,288,300
                                                                   -----------

Principal
 Amount
   USD
           Repurchase Agreement -- 2.9%
           ----------------------------
$1,746,000   Credit Suisse First Boston (secured by Federal
             National Mortgage Association Pools), in a joint
             trading account at 5.10%, dated 12/31/98, due
             01/04/99; Proceeds $1,746,989
             (Cost $1,746,000)                                       1,746,000
                                                                   -----------

           Total Short-Term Investments
             (Cost $4,034,300)                                       4,034,300
--------------------------------------------------------------------------------
           Total Investments -- 98.8%
             (Cost $57,674,003)                                    $59,356,749
--------------------------------------------------------------------------------

Index

#  Security may only be sold to qualified institutional buyers.

                       See notes to financial statements.

                            Chase Intermediate Term
                                   Bond Fund
                            as of December 31, 1998
                                  (unaudited)


How the Fund Performed

Chase Intermediate Term Bond Fund (Premier Shares) had a total return of 7.63% for the year ended December 31, 1998. This compares to 7.87% for the Lipper Intermediate Investment Grade Debt Funds Index, 8.69% for the Lehman Aggregate Index and 8.44% for the Lehman Intermediate Government/Corporate Index.

How the Fund Was Managed

Early in 1998, a lessening of concern over the Asian crises impact on the credit ratings of corporations helped the Fund's high-quality corporate securities to perform strongly. In the second quarter, intermediate-term interest rates declined modestly while long-term interest rates fell sharply, a development which made the intermediate-term securities in which the Fund invests particularly attractive to investors. Also in the second quarter, the Fund benefited from the manager's avoidance of lower-rated corporates when concerns over Asia and its impact on earnings flared up again.

Although the Fund was slightly underweighted in soaring Treasury securities in the third quarter, it managed to outperform its benchmark due to strong security selection in the corporate and mortgage-backed sectors and its focus on maturities under five years. The mortgage and high quality corporate overweights were maintained in the under five year maturity area through the fourth quarter, but the management team replaced two-year mortgages with eight-year issues given the high yield spreads.

Where the Fund May Be Headed

Moving into the new year, the management team expected to continue to add corporate securities while keeping duration relatively neutral until there are clearer signs on global conditions, the strength of the domestic economy and the outlook for Fed policy. A specific concern is that rates could temporarily move higher in the first quarter of 1999, particularly in the two-to-five year portion of the yield curve. With liquidity returning to the market, the Fund may invest in additional BBB corporates given high quality spreads.

                            Chase Intermediate Term
                                    Bond Fund
                             as of December 31, 1998
                                   (unaudited)

Fund Facts

                             Objective  Current income

                   Primary Investments  Intermediate-term, investment-
                                        grade bonds, notes and debentures
                                        issued by corporations, the U.S.
                                        government and its agencies

       Suggested investment time frame  Mid- to long-term

                      Market benchmark  Lehman Aggregate Index

                                        Lehman Intermediate Govt./Corp. Index

                 Lipper Funds Universe  Intermediate Investment Grade Debt
                                        Funds Index

                        Inception date  Premier Shares 10/3/94
                                        Investor Shares 11/10/98

                      Newspaper symbol  Not Listed

                    Dividend Frequency  Daily

                            Net Assets  Premier Shares $32,870,000
                                        Investor Shares $10,000

                      Average Maturity  7.7 years

                      Average Duration  4.6 years

                       Average Quality  AAA


 Average Maturity/Quality

----------------
|    |////|    | High
|    |////|    |
----------------
|    |    |    | Med
|    |    |    |
----------------
|    |    |    | Low
|    |    |    |
----------------
Short Int. Long

                            Chase Intermediate Term
                                   Bond Fund
                             as of December 31, 1998
                                   (unaudited)


Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Intermediate Term Bond Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.

                                  [LINE GRAPH]

                               Lipper
        Chase               Intermediate        Lehman          Lehman
        Intermediate     Grade Debt Funds     Aggregate      Intermediate
Year    Term Bond Fund         Index            Index     Govt./Corp. Index

        10000                  10000           10000           10000
         9969.91                9973.04         9977.79         9996.28
1994    10020.1                10021.8         10046.7          9992.56
        10180.1                10021.8         10046.7          9988.84
        10180.5                10191.3         10245.5         10134.6
        10421.3                10407.0         10489.1         10280.3
        10471.4                10475.7         10553.5         10426.0
        10601.8                10612.5         10700.9         10599.6
        10993.0                10985.5         11115.0         10773.3
        11103.3                11054.8         11196.5         10946.9
        11053.2                11030.4         11171.5         11007.0
        11123.4                11159.5         11306.3         11067.1
        11253.8                11265.4         11416.3         11127.2
        11404.2                11413.1         11564.8         11257.4
        11514.5                11582.6         11738.0         11387.5
1995    11705.1                11737.3         11902.8         11517.7
        11765.3                11814.3         11981.8         11485.9
        11544.6                11608.9         11773.5         11454.1
        11454.4                11529.1         11691.7         11422.3
        11384.2                11462.6         11626.0         11446.1
        11344.0                11445.2         11602.3         11470.0
        11474.4                11578.3         11758.2         11493.8
        11504.5                11610.8         11790.3         11561.8
        11464.4                11599.0         11770.6         11629.9
        11644.9                11792.5         11975.7         11697.9
        11865.6                12041.1         12241.0         11793.6
        12056.2                12249.6         12450.6         11889.2
1996    11925.8                12140.1         12334.9         11984.9
        11925.8                12177.7         12372.7         11980.4
        11954.8                12207.7         12403.4         11975.8
        11845.5                12076.5         12265.4         11971.3
        11955.9                12242.0         12449.6         12088.8
        12036.1                12350.9         12567.3         12206.4
        12166.5                12497.0         12716.5         12323.9
        12437.3                12827.7         13059.4         12434.9
        12347.0                12710.9         12948.0         12545.9
        12497.5                12894.0         13138.9         12656.9
        12648.0                13049.1         13329.5         12747.2
        12678.0                13087.5         13390.9         12837.6
1997    12788.4                13206.6         13525.8         12927.9
        12949.3                13381.6         13699.4         12995.1
        12933.7                13362.2         13689.1         13062.2
        12972.9                13411.6         13736.1         13129.4
        13020.7                13474.3         13807.8         13211.9
        13130.8                13595.8         13938.8         13294.3
        13239.5                13704.1         14057.0         13376.8
        13257.9                13732.1         14086.9         13577.0
        13472.2                13918.2         14316.2         13777.3
        13801.0                14230.2         14651.4         13977.5
        13670.5                14115.0         14573.9         13991.2
        13717.6                14185.4         14656.6         14005.0
1998    13701.0                14246.1         14700.7         14018.7



Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.



                                                                  Since
                                                                Inception
                            1 Year           3 Years            (10/3/94)
                            ------           -------            ---------
Premier Shares              7.63%             5.55%               7.74%
Investor Shares             7.59%             5.53%               7.73%

* Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Intermediate Term Bond Fund, the Lehman Intermediate Govt./Corp. Index, the Lehman Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from October 31, 1994 to December 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 11/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/10/98 are based on the predecessor Premier Shares and do not include Investor Share class expenses.

Chase Intermediate Term Bond Fund is the successor to the AVESTA Trust Intermediate Term Bond Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Intermediate Term Bond Fund, a new investment portfolio of MFIT.

Chase Intermediate Term Bond Fund, unlike the AVESTA Trust Intermediate Term Bond Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Intermediate Investment Grade Debt Funds Index represents performance of the largest 30 intermediate investment grade debt funds. Each of these funds invests the majority of its assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to 10 years. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Aggregate Index is composed of the Lehman Government/Corporate Bond Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

The Lehman Intermediate Gov't/Corp. Index includes the government and corporate bond indices, with maturities of one to 10 years, including U.S. government treasury and agency securities, corporate and Yankee bonds. An individual cannot invest directly in an index.

                            Chase Intermediate Term
                                   Bond Fund
                             as of December 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested

                       [PIE CHART]

              Investments              98.8%
              Cash/other                1.2%


What the Fund Was Invested In
Percentage of  Total Portfolio Investments


                             [PIE CHART]

              Corproate Notes & Bonds                 29.8%
              Asset Backed Securities                  0.1%
              Cash Equivalents & Short Term Paper     14.6%
              U.S. Treasury Securities                26.6%
              Residential Mortgage Backed Securities  25.3%
              U.S. Government Agencies                 3.6%

                       Chase Intermediate Term Bond Fund
                  Portfolio of Investments December 31, 1998

Principal
 Amount
   USD       Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments -- 84.6%
--------------------------------------------------------------------------------
           U.S. Treasury Securities -- 26.4%
           ---------------------------------
              U.S. Treasury Notes & Bonds,
$1,350,000      5.25%, 01/31/01                                      $1,366,659
 1,600,000      5.50%, 12/31/00                                       1,626,752
   475,000      5.75%, 11/15/00                                         484,201
   880,000      5.75%, 11/30/02                                         912,314
 2,820,000      6.25%, 08/15/23                                       3,151,801
 1,020,000      6.50%, 10/15/06                                       1,131,404
                                                                     ----------

           Total U.S. Treasury Securities

             (Cost $8,543,478)                                        8,673,131
                                                                     ----------
           U.S. Government Agencies -- 3.5%
           --------------------------------
           Federal Home Loan Mortgage Corp.,
   500,000      6.01%, 07/28/28                                         510,080
   100,000      6.05%, 06/28/00                                         101,516
   500,000      7.00%, 04/02/07                                         552,420
                                                                     ----------

           Total U.S. Government Agencies

             (Cost $1,109,424)                                        1,164,016
                                                                     ----------
           Corporate Notes & Bonds -- 29.6%
           --------------------------------
           Automotive -- 6.1%
   450,000   Chrysler Financial Corp., 6.95%, 03/25/02                  470,660
   400,000   Ford Motor Co., 6.63%, 02/15/28                            410,920
   350,000   General Motors Acceptance Corp., 6.63%, 10/15/05           367,815
   600,000   Paccar Financial Corp., MTN, 5.91%, 01/15/02               607,056
   150,000   US Leasing Capital Corp., 5.95%, 10/15/03                  152,579
                                                                     ----------
                                                                      2,009,030
                                                                     ----------
           Banking -- 7.1%
   150,000   BankAmerica Corp., 6.85%, 03/01/03                         157,226
   450,000   NationsBank Corp., 7.00%, 05/15/03                         473,436
   350,000   NBD Bancorp, 7.13%, 05/15/07                               381,560
   500,000   Norwest Corp., 6.65%, 10/15/23                             512,720
   750,000   Republic New York Corp., 8.25%, 11/01/01                   802,965
                                                                     ----------
                                                                      2,327,907
                                                                     ----------

           Financial Services -- 6.8%
             Associates Corp. of North America,
 600,000        6.63%, 05/15/01                                         615,876
 150,000        7.70%, 03/01/02                                         159,303
 200,000     Chubb Capital Corp., 6.88%, 02/01/03                       210,764
 300,000     Commercial Credit Corp., 5.90%, 09/01/03                   304,047
 500,000     Morgan Stanley Dean Witter Discover & Co.,
               8.10%, 06/24/02                                          536,670
 400,000     Salomon Smith Barney Holdings, Inc., 7.00%, 03/15/04       421,500
                                                                     ----------
                                                                      2,248,160
                                                                     ----------

           Insurance -- 1.9%
 600,000     International Lease Finance Corp., 5.95%, 06/01/01         605,418
                                                                     ----------


                      See notes to financial statements.

                       Chase Intermediate Term Bond Fund
             Portfolio of Investments December 31, 1998 (continued)

Principal
 Amount
   USD       Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------

           Oil & Gas -- 2.4%

$750,000     Enron Corp., 6.88%, 10/15/07                              $782,573
                                                                     ----------
           Paper / Forest Products -- 1.7%

 500,000     Weyerhaeuser Co., 7.95%, 03/15/25                          561,230
                                                                     ----------
           Shipping / Transportation -- 2.0%

 600,000     Norfolk Southern Corp., Ser. A, MTN, 7.40%, 09/15/06       656,880
                                                                     ----------
           Utilities -- 1.6%

 500,000     Hydro-Quebec, Ser. B, 6.86%, 04/01/05                      528,565
                                                                     ----------

           Total Corporate Notes & Bonds

             (Cost $9,447,048)                                        9,719,763
                                                                     ----------

           Residential Mortgage-Backed Pass Through Securities -- 25.0%
           ------------------------------------------------------------
1,615,999    Federal Home Loan Mortgage Corp.,
                Gold Pool C17245, 7.00%, 11/01/28                     1,647,301
             Federal National Mortgage Association,
  132,655       Pool 124734, 6.50%, 03/01/00                            132,919
  480,181       Pool 250772, 7.00%, 12/01/03                            485,001
  455,796       Pool 398212, 6.50%, 02/01/13                            462,204
1,804,496       Pool 398265, 6.00%, 03/01/28                          1,780,803
1,165,346       Pool 442508, 6.00%, 09/01/13                          1,168,259
             Government National Mortgage Association,
  481,839       Pool 436259, 6.50%, 03/15/28                            486,657
  922,485       Pool 448704, 7.50%, 10/15/27                            951,018
  489,071       Pool 462508, 6.50%, 02/15/28                            493,961
  297,951       Pool 476305, 6.50%, 05/15/28                            300,930
  298,128       Pool 478172, 6.50%, 06/15/28                            301,109
                                                                     ----------
           Total Residential Mortgage-Backed Pass Through Securities
             (Cost $8,155,007)                                        8,210,162
                                                                     ----------
           Asset Backed Security -- 0.1%
           -----------------------------
  32,748     Ford Credit Grantor Trust, Ser. 1995-B,
             Class A, 5.90%, 10/15/00
             (Cost $32,698)                                              32,769
                                                                     ----------

           Total Long-Term Investments
             (Cost $27,287,655)                                      27,799,841
-------------------------------------------------------------------------------

                      See notes to financial statements.
                                                                             17

                       Chase Intermediate Term Bond Fund
             Portfolio of Investments December 31, 1998 (continued)

Principal
 Amount
   USD       Issuer                                                   Value
--------------------------------------------------------------------------------
Short-Term Investments -- 14.5%
-------------------------------------------------------------------------------
           U.S. Treasury Securities -- 2.1%
           --------------------------------
 $700,000    U. S. Treasury Bill, 4.25%, 01/21/99
             (Cost $698,347)                                         $  698,347
                                                                     ----------
  Shares
           Money Market Fund -- 3.4%
           -------------------------
1,123,400    Fidelity Colchester Street Trust Government Fund,
             (Cost $1,123,400)                                        1,123,400
                                                                     ----------

 Principal
  Amount
    USD

           Repurchase Agreements -- 9.0%
           -----------------------------
$1,474,000    Credit Suisse First Boston (Secured by
              Federal National Mortgage Association Pools),
              in a joint trading account at 5.10%, dated
              12/31/98, due 01/04/99; Proceeds $1,474,835             1,474,000
 1,474,000    Greenwich Capital Partners (Secured by Federal
              National Mortgage Association Pools), in a joint
              trading account at 4.80%, dated 12/31/98,
              due 01/04/99; Proceeds $1,474,786                       1,474,000
                                                                     ----------
           Total Repurchase Agreements
             (Cost $2,948,000)                                        2,948,000
                                                                     ----------
           Total Short-Term Investments
             (Cost $4,769,747)                                        4,769,747
-------------------------------------------------------------------------------
           Total Investments -- 99.1%
             (Cost $32,057,402)                                     $32,569,588
-------------------------------------------------------------------------------
Index

#    Security may only be sold to qualified institutional buyers.

MTN  Medium Term Note


                       See notes to financial statements.

                     [This Page Intentionally Left Blank]

                            Chase Money Market Fund
                            as of December 31, 1998
                                  (unaudited)

How the Fund Performed
Chase Money Market Fund (Premier Shares) had a total return of 5.21% for the year ended December 31, 1998.

How the Fund Was Managed
Throughout 1998, the Fund's manager maintained a higher weighted average maturity than its benchmark. This was a generally positive stance as short-term interest rates declined over the course of the year.

The Fund's sector strategy was equally consistent throughout the year. It generally involved holding approximately 25% of its assets in floating rate notes and investing the remaining assets diversified across various high-quality, short-term instruments, with a specific focus on commercial paper.

Where the Fund May Be Headed
Moving into the new year, the management team expected to continue to maintain an only slightly-long duration until there are clearer signs on global conditions, the strength of the domestic economy and the outlook for Fed policy.

                            Chase Money Market Fund
                            as of December 31, 1998
                                  (unaudited)

Fund Facts

                             Objective  Current income

                   Primary Investments  Maximum current income
                                        consistent with the preservation of
                                        capital and maintenance of liquidity

       Suggested investment time frame  Short-term

                        Inception date  Premier Shares 3/29/88
                                        Investor Shares 11/9/98

                      Newspaper symbol  Not Listed

                    Dividend Frequency  Daily

                            Net Assets  Premier Shares $195,476,000
                                        Investor Shares $17,000

                      Average Maturity  58 days

                            Chase Money Market Fund
                            as of December 31, 1998
                                  (unaudited)

Maturity Schedule

1-14 days                                                             11%
15-30 days                                                            25%
31-60 days                                                            24%
61-90 days                                                            28%
91-180 days                                                            6%
180-270 days                                                           4%
270 + days                                                             2%

7-Day SEC Yield

Premier Shares                                                      4.84%
Investor Shares                                                     4.74%

Performance information represents past performance and is not intended to indicate or predict future results. Yields will vary and you may experience gains or losses when you sell your shares.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Chase Money Market Fund is the successor to the AVESTA Trust Money Market Fund. Effective December 31, 1997, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to the Chase Money Market Fund, a new investment portfolio of MFIT.

The Chase Money Market Fund unlike the AVESTA Money Market Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

Premier Shares, introduced on 3/29/88, carry a $1 million minimum initial investment and carry no sales charge. Investor Shares were introduced on 11/9/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/9/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Yield information is net of expenses and fees, and reflects reimbursement and waiver of certain expenses and fees. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. Although the Fund strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.

An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is AAAm rated by Standard and Poor's. This rating is historical and is based upon the fund's credit quality, market exposure and management. It signifies that the fund's safety is excellent and that it has a superior capacity to maintain a $1.00 net asset value per share.

                            Chase Money Market Fund
                            as of December 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

                      [PIE CHART]

               Investments         99.3%
               Cash/Other           0.7%


What the Fund Was Invested In
Percentage of Total Portfolio Investments

                             [PIE CHART]

              Corproate Notes & Bonds                 39.4%
              Commercial paper                        58.8%
              Cash Equivalents & Short Term Paper      0.8%
              State & Municipal obligations            1.0%

                           Chase Money Market Fund
                   Portfolio of Investments December 31, 1998

Principal
 Amount
   USD       Issuer                                                   Value
--------------------------------------------------------------------------------

           State & Municipal Obligation -- 1.0%
           ------------------------------------
$1,800,000   New York, New York, Taxable, Prerefunded,
               Ser. C, 9.75%, 08/15/99
             (Cost $1,877,770)                                      $ 1,877,770
                                                                    -----------

           Corporate Notes & Bonds -- 14.1%
           --------------------------------
           Banking -- 1.7%
3,181,000    Citicorp, 9.75%, 08/01/99                                3,250,783
                                                                    -----------
           Computers / Computer Hardware -- 1.8%
2,000,000    IBM Credit Corp., MTN, 5.47%, 02/10/99                   1,999,741
1,500,000    IBM Credit Corp., MTN, 5.69%, 03/09/99                   1,499,860
                                                                    -----------
                                                                      3,499,601

           Diversified Machinery -- 3.7%
5,200,000    John Deere Capital Corp., 6.00%, 02/01/99                5,201,506
2,000,000    John Deere Capital Corp., Ser. C, MTN, 6.43%, 08/09/99   2,019,572
                                                                    -----------
                                                                      7,221,078
                                                                    -----------
           Financial Services -- 3.8%
             Beta Finance Corp., Inc., #
2,000,000       5.70%, 03/31/99                                       2,000,000
3,000,000       5.75%, 03/16/99                                       2,999,970
1,000,000    CC USA Inc. (Cenntauri Corp.),
                (Cayman Islands), #5.88%, 05/04/99                    1,000,000
1,500,000    Merrill Lynch & Co. Ser. B, MTN, 5.57%, 02/16/99         1,499,981
                                                                    -----------
                                                                      7,499,951
                                                                    -----------
           Insurance -- 2.6%
1,000,000    International Lease Finance Corp.,
               Ser. G, MTN,  6.27%, 02/10/99                          1,000,377
4,000,000    Travelers Property and Casualty Corp.,
               6.25%, 10/01/99                                        4,028,517
                                                                    -----------
                                                                      5,028,894

           Telecommunications -- 0.5%
1,000,000    British Telecommunications Finance, YANKEE,
             (United Kingdom), 9.38%, 02/15/99                        1,004,339
                                                                    -----------
           Total Corporate Notes & Bonds
             (Cost $27,504,646)                                      27,504,646
                                                                    -----------
           Commercial Paper -- 58.0%
3,500,000    ABN-AMRO North America Finance Inc.
               (Netherlands), 4.77%, 03/31/99                         3,458,726
6,500,000    American Express Credit Corp., 4.75%, 03/19/99           6,433,962
2,000,000    Banco Nacional De Mexico SA (Mexico), 4.95%,
               04/12/99                                               1,972,225
8,000,000    British Gas Capital Inc., (United Kingdom),
               5.44%, 01/22/99                                        7,974,613
5,000,000    China Merchants Bank, (China), 5.30%, 03/05/99           4,953,625
8,000,000    Corporate Receivables Corp., 5.35%, 02/02/99             7,961,956

             Daimler-Benz North America Corp. (Germany),
1,000,000       4.73%, 04/27/99                                         984,759
6,000,000       5.04%, 03/23/99                                       5,931,960
1,500,000       5.45%, 02/25/99                                       1,487,510
1,000,000    Den Danske Bank, (Denmark), 5.44%, 04/01/99                986,400
1,500,000    E.I. Du Pont de Nemours and Co., #4.84%, 02/25/99        1,488,908


                      See notes to financial statements.
24

                           Chase Money Market Fund
            Portfolio of Investments December 31, 1998 (continued)

Principal
 Amount
   USD       Issuer                                                   Value
--------------------------------------------------------------------------------

$8,500,000   Ford Motor Credit Corp., 4.86%, 02/19/99               $ 8,443,773
             General Electric Capital Services Inc.,
1,000,000       5.13%, 02/23/99                                         992,448
1,000,000       5.45%, 02/16/99                                         993,036
8,850,000    Greenwich Funding Corp., 4.52%, 01/29/99                 8,812,692
3,000,000    ING America Insurance Holdings, Inc. (Netherlands),
               5.00%, 03/02/99                                        2,975,000
5,000,000    MetLife Funding Inc., 5.37%, 01/29/99                    4,979,117
8,000,000    Monte Rosa Capital Corp., 5.40%, 02/19/99                7,941,200
1,000,000    Nationwide Building Society (United Kingdom),
               5.08%, 03/15/99                                          989,699
8,500,000    Prudential Funding Corp., 4.76%, 03/23/99                8,408,965
4,500,000    Rio Tinto America Inc. (United Kingdom),
               5.03%, 03/12/99                                        4,455,987
5,000,000    San Paolo U.S. Financial Co. (Italy), 4.74%, 04/16/99    4,930,875
6,000,000    Sigma Finance Corp. (United Kingdom), # 5.24%, 03/12/99  5,938,867
1,500,000    Silver Tower US Funding, # 5.47%, 02/16/99               1,489,516
 500,000     Swiss Bank Corp., NY, Series CD, YANKEE
               (Switzerland), 5.75%, 05/07/99                           499,905
8,000,000    Windmill Funding Corp., 5.10%, 01/15/99                  7,984,133
                                                                    -----------
           Total Commercial Paper
             (Cost $113,469,857)                                    113,469,857
                                                                    -----------
           Foreign Commercial Paper -- 0.5%
           --------------------------------
1,000,000    Svenska Handelsbanken Inc. (Sweden),
               5.79%, 05/07/99
             (Cost $999,835)                                            999,835
                                                                    -----------
           Corporate Notes & Bonds FRN -- 25.1%
           ------------------------------------
           Automotive -- 1.5%
3,000,000    Toyota Motor Credit Corp., MTN, 5.55%, 09/23/99          3,000,000
                                                                    -----------
           Banking -- 7.7%
5,000,000    Comerica Bank, 5.39%, 11/09/99                           5,000,000
2,000,000    Norwest Corp., 5.24%, 10/28/99                           2,000,000
8,000,000    PNC Bank, NA, Ser. CD, 5.56%, 10/14/99                   8,000,000
                                                                    -----------
                                                                     15,000,000
                                                                    -----------
           Financial Services -- 9.3%
2,000,000    American Express Centurion, 5.49%, 05/11/99              2,000,000
8,000,000    Associates Corp. of North America, 5.62%, 04/05/99       8,000,000
6,000,000    Goldman Sachs Group, Ser. A, #5.35%, 01/12/00            6,000,000
             Sigma Finance Corp. MTN, (United Kingdom),
1,000,000       5.70%, 03/02/99                                       1,000,000
1,000,000       5.72%, 03/30/99                                       1,000,000
                                                                    -----------
                                                                     18,000,000
                                                                    -----------
           Insurance -- 1.0%
2,000,000    International Lease Finance Corp., 5.48%, 06/02/99       2,001,880
                                                                    -----------
           Machinery -- 1.5%
3,000,000    Caterpillar Financial Services, Inc., 5.26%, 01/12/99    3,000,000
                                                                    -----------

                      See notes to financial statements.

                           Chase Money Market Fund
             Portfolio of Investments December 31, 1998 (continued)

Principal
 Amount
   USD       Issuer                                                   Value
--------------------------------------------------------------------------------


           Utilities -- 4.1%
$8,000,000   National Rural Utilities Co., Ser. C, MTN,
             5.23%, 11/23/99                                       $  8,000,000
                                                                   ------------
           Total Corporate Notes & Bonds FRN
             (Cost $49,001,880)                                      49,001,880
                                                                   ------------
           Repurchase Agreement -- 0.8%
           ----------------------------
1,637,000    Merrill Lynch & Co., Inc. (Secured by Federal
             Home Loan Mortgage Corp., Gold Pool), in a joint
             trading account at 4.75%, dated 12/31/98,
             due 01/04/99; Proceeds $1,637,864
             (Cost $1,637,000)                                        1,637,000
-------------------------------------------------------------------------------
           Total Investments -- 99.5%
             (Cost $194,490,988)**                                 $194,490,988
-------------------------------------------------------------------------------
Index

**          The cost of securities is substantially the same for federal income tax purposes.
#           Security may only be sold to qualified institutional buyers.
FRN         Floating Rate Note; the rate shown is the rate in effect at
            December 31, 1998.
MTN         Medium Term Note.
Prerefunded The maturity date shown is the date of the prerefunded call.


                      See notes to financial statements.

                     [This Page Intentionally Left Blank]

                         Chase Short-Intermediate Term
                        U.S. Government Securities Fund
                            as of December 31, 1998
                                  (unaudited)

How the Fund Performed
Chase Short-Intermediate Term U.S. Government Securities Fund (Premier Shares) had a total return of 7.35% for the year ended December 31, 1998. This compares to 6.96% for the Lehman 1-3 Year Government Index and 7.75% for the Lehman Intermediate Government Index.

How the Fund Was Managed
In the first three months of 1998, the Fund benefited from a slight overweighting in mortgage-backed securities due to their relatively attractive yields in a stable interest rate environment. In the second quarter, the Fund continued to perform well as the manager extended its average maturity beyond its benchmark with the addition of U.S. Treasury securities. It should be noted that, during the first half of the year, short- and intermediate-term securities did not rally as sharply as longer-term issues, so the overall Treasury rally did not have as large an impact on the Fund as it did on funds that focus on securities with longer maturities.

By the third quarter, the manager believed that low inflation and lower Treasury issuance due to the Federal budget surplus would lead to a rally in the Treasury sector. As a result, the Fund's slightly longer average maturity proved highly beneficial during the strong third quarter rally. During the fourth quarter, the Fund became duration neutral by reducing the maturities of its Treasury holdings. The manager continued to maintain a slight overweighting in mortgages during the final three months of the year, with an emphasis on seven-year balloons and 15-year GNMAs given the historically high yield spreads relative to Treasuries.

Where the Fund May Be Headed

Moving into the new year, the management team expected to stay close to the Fund's average index maturities until there are clearer signs on global conditions, the strength of the domestic economy and the outlook for Fed policy.

                        Chase Short-Intermediate Term
                        U.S. Government Securities Fund
                            as of December 31, 1998
                                  (unaudited)

Fund Facts

                             Objective  Current income

                   Primary Investments  Short-term debt securities
                                        issued by the U.S. government,
                                        its agencies and instrumentalities

       Suggested investment time frame  Short- to mid-term

                      Market benchmark  Lehman 1-3 Year Government Index

                                        Lehman Intermediate Government Index

                 Lipper Funds Universe  Short Intermediate U.S.
                                        Government Funds Index

                        Inception date  Premier Shares 4/1/93
                                        Investor Shares 11/10/98

                      Newspaper symbol  ST US GV

                    Dividend Frequency  Daily

                            Net Assets  Premier Shares $30,554,000
                                        Investor Shares $10,000

                      Average Maturity  3.4 years

                      Average Duration  3.0 years

                       Average Quality  AAA


 Average Maturity/Quality

----------------
|////|    |    | Large
|////|    |    |
----------------
|    |    |    | Med
|    |    |    |
----------------
|    |    |    | Low
|    |    |    |
----------------
Short Int. Long

                         Chase Short-Intermediate Term
                        U.S. Government Securities Fund
                            as of December 31, 1998
                                  (unaudited)

Life of Fund Performance*
This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Short-Intermediate Term U.S. Government Securities Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.

                                 [LINE CHART]


          Chase Short-      Lipper Short-       Lehman          Lehman 1-3
          Intermediate     Intermediate      Intermediate       Year Gov't.
Year      Term U.S. Goven   U.S. Gov't.      Gov't. Index          Index


            10000              10000             10000             10000
          10086.0            10166.5           10196.2           10112.1
          10249.2            10338.9           10411.1           10251.2
1993      10242.6            10349.6           10427.0           10316.9
          10104.2            10195.9           10234.0           10264.9
          10079.7            10135.7           10177.1           10265.8
          10150.8            10219.3           10255.3           10368.5
1994      10134.6            10189.8           10245.0           10368.4
          10486.3            10564.9           10670.9           10712.0
          10912.7            10968.7           11169.7           11051.5
          11030.7            11113.7           11342.8           11216.9
1995      11351.8            11438.6           11721.5           11491.7
          11249.8            11368.3           11642.0           11536.1
          11314.3            11435.9           11719.9           11657.5
          11458.5            11616.3           11921.8           11853.2
1996      11655.8            11855.2           12197.5           12078.3
          11679.6            11886.3           12194.5           12155.9
          11930.0            12177.1           12534.4           12425.5
          12199.9            12446.3           12855.0           12669.7
1997      12389.6            12674.0           13139.5           12881.9
          12550.9            12843.9           13338.2           13066.7
          12745.2            13042.8           13584.8           13268.1
          13281.7            13501.9           14219.3           13673.9
1998      13300.2            13553.0           14254.5           13779.0



Average Annual Total Returns
This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                                                      Since
                                                                    Inception
                                     1 Year    3 Years    5 Years   (4/1/93)
                                     ------    -------    -------   --------

Premier Shares                       7.35%      5.42%     5.36%      5.08%
Investor Shares                      7.22%      5.38%     5.34       5.06%

* Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Short-Intermediate Term U.S. Government Securities Fund, the Lehman 1-3 Year Government Index, the Lehman Intermediate Government Index and Lipper Short-Intermediate Term U.S. Government Funds Index from April 1, 1993 to December 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 11/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/10/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase Short-Intermediate Term U.S. Government Securities Fund is the successor to the AVESTA Trust Short-Intermediate Term U.S. Government Securities Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Short-Intermediate Term U.S. Government Securities Fund, a new investment portfolio of MFIT.

Chase Short-Intermediate Term U.S. Government Securities Fund, unlike the AVESTA Trust Short-Intermediate Term U.S. Government Securities Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lehman 1-3 Year Government Index is composed of bonds covered by the Government Bond Index with maturities of 1-3 years. The Lehman Intermediate Government Bond Index is composed of bonds covered by the Government Bond Index with maturities of 5-10 years. The indices are unmanaged and reflect the reinvestment of dividends. An individual cannot invest directly in an index.

The Lipper Short-Intermediate Term U.S. Government Fund Index represents performance of the 30 largest short-intermediate term debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Intermediate Government Index consists of U.S. agency and Treasury securities with maturities of one to 10 years. An individual cannot invest directly in an index.

                         Chase Short-Intermediate Term
                        U.S. Government Securities Fund
                            as of December 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested


                       [PIE CHART]

              Investments              99.0%
              Cash/other                1.0%


What the Fund Was Invested In
Percentage of  Total Portfolio Investments


                             [PIE CHART]

              Residential Mortgage Backed Securities  16.2%
              Cash Equivalents & Short Term Paper     11.3%
              U.S. Treasury Securities                63.4%
              U.S. Government Agency Obligations       9.1%

                         Chase Short-Intermediate Term
                        U.S. Government Securities Fund
                   Portfolio of Investments December 31, 1998

Principal
 Amount
   USD       Issuer                                                 Value
------------------------------------------------------------------------------
Long-Term Investments -- 88.0%
------------------------------------------------------------------------------
           U.S. Treasury Securities -- 62.9%
           ---------------------------------
             U.S. Treasury Notes & Bonds,
$2,300,000       5.25%, 08/15/03                                    $ 2,358,581
 5,000,000       5.50%, 12/31/00                                      5,083,600
 1,200,000       5.50%, 03/31/03                                      1,236,372
 1,000,000       5.50%, 02/15/08                                      1,059,690
   500,000       5.63%, 11/30/00                                        508,905
 1,500,000       5.63%, 12/31/02                                      1,549,920
 1,000,000       5.63%, 02/15/06                                      1,054,690
 1,000,000       5.75%, 11/30/02                                      1,036,720
   900,000       5.88%, 11/30/01                                        930,375
   500,000       5.88%, 09/30/02                                        519,685
 1,150,000       6.50%, 05/31/01                                      1,197,978
 1,100,000       6.88%, 05/15/06                                      1,243,682
 1,408,000       7.75%, 11/30/99                                      1,446,284
                                                                    -----------
             Total U.S. Treasury Securities
             (Cost $18,745,805)                                      19,226,482
                                                                    -----------
            U.S. Government Obligations -- 9.0%
            -----------------------------------
 1,300,000    Federal Home Loan Bank, 6.79%, 04/17/01                 1,352,689
 1,330,000    Federal Farm Credit Bank, 6.90%, 05/01/02               1,405,983
                                                                    -----------
            Total U.S. Government Obligations
              (Cost $2,640,697)                                       2,758,672
                                                                    -----------
            Residential Mortgage-Backed Securities -- 16.1%
            -----------------------------------------------
            Mortgage-Backed Pass Through Securities -- 14.7%
             Federal National Mortgage Association,
 1,561,294       Pool 190806, 6.00%, 05/01/01                         1,563,449
 2,895,313       Pool 251901, 6.50%, 08/01/13                         2,936,021
                                                                    -----------
                                                                      4,499,470
                                                                    -----------
            Collateralized Mortgage Obligations -- 1.4%
  420,090     Federal Home Loan Mortgage Corp.,
              Ser. 1566, Class C, 5.60%, 09/15/00                       418,775
                                                                    -----------
            Total Residential Mortgage-Backed Securities
              (Cost $4,883,360)                                       4,918,245
                                                                    -----------
            Total Long-Term Investments
              (Cost $26,269,862)                                     26,903,399
                                                                    -----------

                      See notes to financial statements.

                         Chase Short-Intermediate Term
                        U.S. Government Securities Fund
             Portfolio of Investments December 31, 1998 (continued)

 Shares       Issuer                                                 Value
------------------------------------------------------------------------------
Short-Term Investments -- 11.2%
------------------------------------------------------------------------------
           Money Market Fund -- 3.2%
           -------------------------
 966,700     Fidelity Colchester Street Trust Government Fund
             (Cost $966,700)                                       $   966,700
                                                                   -----------
 Principal
  Amount
   (USD)

           Repurchase Agreements -- 8.0%
           -----------------------------
$1,366,000   Credit Suisse First Boston (Secured by Federal
             National Mortgage Association Pools), in a joint
             trading account at 5.10%, dated 12/31/98,
             due 01/04/99; Proceeds $1,366,774                       1,366,000
1,087,000    Greenwich Capital Partners (Secured by Federal
             National Mortgage Association Pools), in a joint
             trading account at 4.80%, dated 12/31/98,
             due 01/04/99; Proceeds $1,087,580                       1,087,000
                                                                   -----------
          Total Repurchase Agreements

                  (Cost $2,453,000)                                  2,453,000
                                                                   -----------
           Total Short-Term Investments
             (Cost $3,419,700)                                       3,419,700
-------------------------------------------------------------------------------
           Total Investments -- 99.2%
             (Cost $29,689,562)                                    $30,323,099
-------------------------------------------------------------------------------

Index

#  Security may only be sold to qualified institutional buyers.

                       See notes to financial statements.

                     Chase U.S. Government Securities Fund
                            as of December 31, 1998
                                  (unaudited)

How the Fund Performed
Chase U.S. Government Securities Fund (Premier Shares) had a total return of 9.28% for the year ended December 31, 1998. This compares to 7.85% for the Lipper General U.S. Government Funds Index and 9.85% for the Lehman Government Index.

How the Fund Was Managed At the end of 1997, the Fund's manager implemented a strategy that strongly overweighted Treasury securities given the belief that low inflation and lower Treasury issuance due to the Federal budget surplus would spark a strong rally in the sector. This strategy was reinforced by the manager's belief that concerns about the potential for pre-payments would cause mortgage-backed securities to underperform in a rallying market environment.

While the overall bullish approach was somewhat effective in the first half of 1998, it was fully validated in the third quarter when Treasuries sharply outperformed mortgage-backed securities. An additional factor supporting performance throughout much of the first nine months of the year was the Fund's longer-than-benchmark duration.

With the strong Treasury performance, yields on mortgage-backed securities widened dramatically, leading the manager to add to agency and mortgage-backed securities in late September and effectively cut duration by reducing exposure to Treasuries. This adjustment was slightly negative to performance in October, positive in November and neutral in December. The Fund ended the year with a modest allocation to mortgages and an only slightly-long duration.

Where the Fund May Be Headed
Moving into the new year, the management team expected to continue to add mortgage-backed securities and maintain a slightly-long duration given its long-term bullish view on interest rates. However, the strategy calls for staying close to the index until there are clearer signs on global conditions, the strength of the domestic economy and the outlook for Fed policy.

                     Chase U.S. Government Securities Fund
                            as of December 31, 1998
                                  (unaudited)

Fund Facts

                             Objective  Current income

                   Primary Investments  Debt securities issued or

                                        guaranteed by the U.S.

                                        government, its agencies and

                                        instrumentalities

       Suggested investment time frame  Mid- to long-term

                      Market benchmark  Lehman Government Index

                 Lipper Funds Universe  Lipper General U.S.
                                        Government Funds Index

                        Inception date  Premier Shares 4/1/93
                                        Investor Shares 11/10/98

                      Newspaper symbol  Not Listed

                    Dividend Frequency  Daily

                            Net Assets  Premier Shares $3,624,000
                                        Investor Shares $10,000

                      Average Maturity  9.2 years

                      Average Duration  6.2 years

                       Average Quality  AAA


 Average Maturity/Quality

----------------
|    |////|    | High
|    |////|    |
----------------
|    |    |    | Med
|    |    |    |
----------------
|    |    |    | Low
|    |    |    |
----------------
Short Int. Long

                             Chase U.S. Government
                                Securities Fund
                            as of December 31, 1998
                                  (unaudited)

Life of Fund Performance*
This chart shows what the long-term growth would have been of a hypothetical investment in the Chase U.S. Government Securities Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.

                                 [LINE CHART]


              Chase                  Lipper
          U.S. Government       General US Gov't      Lehman Gov't
Year      Securities Fund         Funds Index            Index

            10000                    10000                 10000
            10534.9                  10252.9               10289.2
            11050.9                  10494.3               10623.5
1993        10912.2                  10461.7               10587.5
            10266.1                  10134.9               10268.9
             9996.6                   9938.0               10151.7
             9821.5                   9951.8               10194.6
1994         9997.1                   9965.6               10230.1
            10646.5                  10415.8               10711.6
            11749.3                  10993.2               11375.9
            11977.0                  11185.9               11577.7
1995        13007.6                  11654.0               12106.4
            12124.5                  11376.7               11832.9
            12102.5                  11387.2               11889.2
            12224.6                  11570.5               12089.3
1996        12761.6                  11905.5               12441.9
            12304.7                  11815.0               12340.9
            12960.1                  12232.4               12768.7
            13540.0                  12628.7               13196.8
1997        13979.3                  12990.8               13634.9
            14190.4                  13163.1               13840.4
            14573.8                  13450.5               14205.2
            15279.1                  14044.9               14990.8
1998        15277.4                  14010.4               14978.2


Average Annual To  tal Returns
This table shows   the average annual total returns. This is
where you can see   the Fund's short-term performance, which, as with the
securities market  s, tends to be more volatile than the long-term trend.




                                                                        Since
                                                                      Inception
                                       1 Year     3 Years   5 Years   (4/1/93)
                                       ------     -------   -------   --------

Premier Shares                       9.28%      5.50%     6.96%      7.64%
Investor Shares                      9.25%      5.49%     6.95%      7.63%

* Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase U.S. Government Securities Fund, the Lehman Government Index, and Lipper General U.S. Government Funds Index from April 1, 1993 to December 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 11/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/10/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase U.S. Government Securities Fund is the successor to the AVESTA Trust U.S. Government Securities Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase U.S. Government Securities Fund, a new investment portfolio of MFIT.

Chase U.S. Government Securities Fund, unlike the AVESTA U.S. Government Securities Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

Lehman Government Index is composed of the Lehman Treasury Bond Index and the Agency Bond Index and includes Treasury bonds and debt issued by the U.S. Government and its agencies. The index is unmanaged and includes the reinvestment of dividends. An individual cannot invest directly in an index.

The Lipper General U.S. Government Funds Index represents performance of the 30 largest U.S. government securities funds. Lipper is an independent mutual fund performance monitor whose results do not reflect a sales charge. An individual cannot invest directly in an index.

                             Chase U.S. Government
                                Securities Fund
                            as of December 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

                       [PIE CHART]

              Investments              97.8%
              Cash/other                2.2%


What the Fund Was Invested In
Percentage of Total Portfolio Investments


                             [PIE CHART]

              Residential Mortgage Backed Securities  27.3%
              U.S. Treasury Securities                66.6%
              Cash Equivalents & Short Term Paper      6.1%

                     Chase U.S. Government Securities Fund
                   Portfolio of Investments December 31, 1998

Principal
 Amount
   USD       Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments -- 92.8%
-------------------------------------------------------------------------------
             U.S. Treasury Securities -- 65.8%
             ---------------------------------
$300,000        5.63%, 05/15/08                                      $ 320,109
 350,000        5.75%, 08/15/03                                        365,477
 535,000        6.25%, 10/31/01                                        557,400
 700,000        6.25%, 08/15/23                                        782,362
 350,000        6.50%, 08/31/01                                        366,023
                                                                     ---------
             Total U.S. Treasury Securities
                (Cost $2,360,883)                                    2,391,371
                                                                     ---------
             Residential Mortgage-Backed Pass Through Securities -- 27.0%
             ------------------------------------------------------------
491,419        Federal Home Loan Mortgage Corp.,
                   Gold Pool E00570, 6.00%, 09/01/13                   493,105
481,479        Government Mortgage Association Corp.,
                   Pool 407230, 6.50%, 01/15/28                        486,294
             Total Residential Mortgage-Backed Pass
             Through Securities
                (Cost $977,751)                                        979,399
                                                                     ---------
             Total Long-Term Investments
                (Cost $3,338,634)                                    3,370,770
-------------------------------------------------------------------------------

  Shares   Issuer                                                       Value
-------------------------------------------------------------------------------
Short-Term Investments -- 6.0%
-------------------------------------------------------------------------------
           Money Market Fund -- 1.7%
           -------------------------
   61,400    Fidelity Colchester Street Trust Government Fund
             (Cost $61,400)                                             61,400
                                                                     ---------

Principal
 Amount
  USD

           Repurchase Agreement -- 4.3%
           ----------------------------
$ 156,000    Credit Suisse First Boston (Secured by
             Federal National Mortgage Association Pools),
             in a joint trading account at 5.10%,
             dated 12/31/98, due 01/04/99; Proceeds $156,088
             (Cost $156,000)                                           156,000
                                                                     ---------
           Total Short-Term Investments
             (Cost $217,400)                                           217,400
-------------------------------------------------------------------------------
           Total Investments -- 98.8%
             (Cost $3,556,034)                                      $3,588,170
-------------------------------------------------------------------------------


                       See notes to financial statements.

                                  Chase Funds
          Statement of Assets and Liabilities As of December 31, 1998


                                                                              Chase
                                                              Chase         Intermediate           Chase
                                                             Income          Term Bond         Money Market
                                                              Fund              Fund               Fund
                                                              ----              ----               ----
ASSETS:
Investment securities, at value (Note 1) ...............   $59,356,749       $32,569,588       $194,490,988
Cash ...................................................           650            44,925                644
Receivables:
     Interest ..........................................       871,283           325,981          1,278,746
    Fund shares sold ...................................         5,393             7,561              7,000
     Expense reimbursement from Distributor ............        11,554             1,554              1,554
                                                           -----------       -----------       ------------
          Total Assets .................................    60,245,629        32,949,609        195,778,932
                                                           -----------       -----------       ------------

LIABILITIES:
Payables:
     Trust shares redeemed .............................        89,449             4,189                  -
     Dividends Payable .................................        10,320             4,673            158,692
Accrued liabilities:  (Note 2)
     Investment advisory fees ..........................        16,598             1,394             34,810
     Administration fees ...............................         7,544             4,184             24,864
     Custodian .........................................         7,599            15,167             10,007
     Other .............................................        35,627            39,445             56,831
                                                           -----------       -----------       ------------
          Total Liabilities ............................       167,137            69,052            285,204
                                                           -----------       -----------       ------------

NET ASSETS:
Paid in capital ........................................    57,814,484        32,340,520        195,494,422
Accumulated (distributions in excess of)
   undistributed net investment income .................         2,744               283                (72)
Accumulated (distributions in excess of)
   undistributed net realized gain (loss) on
   investments..........................................       578,518            27,568               (622)
Net unrealized appreciation of investments .............     1,682,746           512,186                  -
                                                           -----------       -----------       ------------
     Net Assets: .......................................   $60,078,492       $32,880,557       $195,493,728
                                                           ===========       ===========       ============

Shares of beneficial interest outstanding
   ($.001 par value; unlimited number of
   shares authorized)
     Premier Shares ....................................     2,934,183         2,554,049        195,477,137
     Investor Shares ...................................           506               805             17,285
Net Asset Value, maximum offering and
  redemption price per share
     Premier Shares ....................................        $20.47            $12.87              $1.00
     Investor Shares ...................................        $20.46            $12.87              $1.00
Cost of Investments ....................................   $57,674,003       $32,057,402       $194,490,988
                                                           -----------       -----------       ------------


                                                                 Chase
                                                           Short-Intermediate
                                                                Term U.S.             Chase
                                                                Government           Government
                                                                Securities           Securities
                                                                   Fund                 Fund
                                                                   ----                 ----
ASSETS:
Investment securities, at value (Note 1) ...............       $30,323,099          $3,588,170
Cash ...................................................               362                  96
Receivables:
     Interest ..........................................           214,835              45,251
    Fund shares sold ...................................            74,510                   -
    Expense reimbursement from Distributor .............             1,554              35,097
                                                               -----------          ----------
          Total Assets .................................        30,614,360           3,668,614
                                                               -----------          ----------

LIABILITIES:
Payables:
     Trust shares redeemed .............................               716                   -
     Dividends Payable .................................             2,373                   -
Accrued liabilities:  (Note 2)
     Investment advisory fees ..........................             3,599                   -
     Administration fees ...............................             3,856                   -
     Custodian .........................................             9,212               5,979
     Other .............................................            30,181              28,550
                                                               -----------          ----------
          Total Liabilities ............................            49,937              34,529
                                                               -----------          ----------

NET ASSETS:
Paid in capital ........................................        29,823,143           3,602,012
Accumulated (distributions in excess of)
   undistributed net investment income .................               416                   -
Accumulated (distributions in excess of)
   undistributed net realized gain (loss) on
   investments .........................................           107,327                 (63)
Net unrealized appreciation of investments .............           633,537              32,136
                                                               -----------          ----------
Net Assets: ............................................       $30,564,423          $3,634,085
                                                               ===========          ==========

Shares of beneficial interest outstanding
   ($.001 par value; unlimited number of
   shares authorized)
     Premier Shares ....................................         2,425,734             262,041
     Investor Shares ...................................               815                 748
Net Asset Value, maximum offering and
  redemption price per share
     Premier Shares ....................................            $12.60              $13.83
     Investor Shares ...................................            $12.59              $13.83
Cost of Investments ....................................       $29,689,562          $3,556,034
                                                               -----------          ----------


                       See notes to financial statements.

                                  Chase Funds
          Statement of Operations For the year ended December 31, 1998

                                                                                  Chase
                                                              Chase            Intermediate            Chase
                                                             Income             Term Bond           Money Market
                                                              Fund                 Fund                Fund
                                                              ----                 ----                ----
INVESTMENT INCOME: .....................................   $3,345,037           $1,525,463           $9,282,617

EXPENSES:  (Note 2)
Investment advisory fees ...............................      277,249              126,776              499,599
Administration fees ....................................       83,175               38,033              249,800
Custodian fees .........................................       58,958               66,151               74,798
Printing and postage ...................................       19,589                9,959               53,288
Professional fees ......................................       23,537               18,983               32,616
Registration costs .....................................       17,895               17,895               20,838
Transfer agent fees ....................................       28,031               29,920               39,888
Trustees fees ..........................................        6,239                2,907               18,325
Other ..................................................        7,026               10,195               17,868
          Total expenses ...............................      521,699              320,819            1,007,020

  Less amounts waived (Note 2D) ........................       94,268              129,097              172,800
  Less expenses borne by the Distributor ...............       11,554                1,554                1,554
      Net expenses .....................................      415,877              190,168              832,666
          Net investment income ........................    2,929,160            1,335,295            8,449,951


REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ................    1,952,420              408,698                 (622)
Change in net unrealized appreciation/
   depreciation on investments .........................      131,577              137,681                    -
   Net realized and unrealized gain (loss)
       on investments ..................................    2,083,997              546,379                 (622)
   Net increase in net assets from operations ..........   $5,013,157           $1,881,674           $8,449,329


                                                                  Chase
                                                           Short-Intermediate
                                                                Term U.S.           Chase U.S.
                                                               Government           Government
                                                               Securities           Securities
                                                                  Fund                 Fund
                                                                  ----                 ----
INVESTMENT INCOME: .....................................       $1,657,462           $177,987

EXPENSES:  (Note 2)
Investment advisory fees ...............................          142,451             15,300
Administration fees ....................................           42,735              4,591
Custodian fees .........................................           50,360             38,768
Printing and postage ...................................           10,165              6,275
Professional fees ......................................           19,299             11,280
Registration costs .....................................           17,895              5,443
Transfer agent fees ....................................           26,459             33,815
Trustees fees ..........................................            3,382                343
Other ..................................................            5,055              2,004
          Total expenses ...............................          317,801            117,819

  Less amounts waived (Note 2D) ........................          102,568             19,891
  Less expenses borne by the Distributor ...............            1,554             74,977
      Net expenses .....................................          213,679             22,951
          Net investment income ........................        1,443,783            155,036

REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
Net realized gain (loss) on Investments ................          214,721            168,122
Change in net unrealized appreciation/
   depreciation on Investments .........................          343,843            (58,919)
   Net realized and unrealized gain (loss)
       on investments ..................................          558,564            109,203
   Net increase in net assets from operations ..........       $2,002,347           $264,239


40

    See notes to financial statements.

                                  Chase Funds

                       Statement of Changes in Net Assets

                                                                 Chase                     Chase Intermediate
                                                              Income Fund                    Term Bond Fund
                                                      -------------------------------------------------------------
                                                                        For the Year Ended December 31,
                                                          1998          1997              1998            1997
                                                      -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ..............................   $2,929,160     $2,989,444       $1,335,295       $843,372
Net realized gain (loss) on investments ............    1,952,420        (39,579)         408,698         85,966
Change in net unrealized appreciation/
   depreciation on investments .....................      131,577      1,289,272          137,681        359,955
                                                      -------------------------------------------------------------
     Increase  in net assets from operations .......    5,013,157      4,239,137        1,881,674      1,289,293
                                                      -------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................   (2,929,160)             -       (1,335,295)             -
In excess of net investment income .................      (18,195)             -             (384)             -
Net realized gain on investment transactions .......   (1,352,963)             -         (380,463)             -
In excess of net realized gain on
   investment transactions .........................            -              -                -              -
                                                      -------------------------------------------------------------
     Total dividends and distributions .............   (4,300,318)             -       (1,716,142)             -
                                                      -------------------------------------------------------------
Increase (decrease) from capital share
   transactions (Note 5) ...........................    8,036,636     (6,524,419)      14,119,775     10,357,199
                                                      -------------------------------------------------------------
     Total increase (decrease) in net assets .......    8,749,475     (2,285,282)      14,285,307     11,646,492

NET ASSETS:
   Beginning of period .............................   51,329,017     53,614,299       18,595,250      6,948,758
                                                      -------------------------------------------------------------
   End of period ...................................  $60,078,492    $51,329,017      $32,880,557    $18,595,250
                                                      =============================================================


                                                                  Chase                  Chase Short-Intermediate Term
                                                             Money Market Fund           U.S. Government Securities Fund
                                                      --------------------------------------------------------------------

                                                             1998          1997                1998          1997
                                                      --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ..............................      $8,449,951     $6,306,866         $1,443,783    $1,402,140
Net realized gain (loss) on investments ............            (622)             -            214,721       (36,214)
Change in net unrealized appreciation/
   depreciation on investments .....................               -              -            343,843       173,254
                                                      --------------------------------------------------------------------
     Increase in net assets from operations ........       8,449,329      6,306,866          2,002,347     1,539,180
                                                      --------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................      (8,449,951)    (6,306,866)        (1,443,782)            -
In excess of net investment income .................               -              -            (11,378)            -
Net realized gain on investment transactions .......             (72)             -            (95,601)            -
In excess of net realized gain on
   investment transactions .........................               -              -                  -             -
                                                      --------------------------------------------------------------------
     Total dividends and distributions .............      (8,450,023)    (6,306,866)        (1,550,761)            -
                                                      --------------------------------------------------------------------
Increase (decrease) from capital share
   transactions (Note 5) ...........................      60,915,528     15,472,904          6,164,374    (6,141,498)
                                                      --------------------------------------------------------------------
     Total increase (decrease) in net assets .......      60,914,834     15,472,904          6,615,960    (4,602,318)

NET ASSETS:
   Beginning of period .............................     134,578,894    119,105,990         23,948,463    28,550,781
                                                      --------------------------------------------------------------------
   End of period ...................................    $195,493,728   $134,578,894        $30,564,423   $23,948,463
                                                      ====================================================================


                                                           Chase U.S. Government
                                                              Securities Fund
                                                      ----------------------------
                                                            1998          1997
                                                      ----------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ..............................      $155,036       $159,592
Net realized gain (loss) on investments ............       168,122        114,518
Change in net unrealized appreciation/
   depreciation on investments .....................       (58,919)       (15,753)
                                                      ----------------------------
     Increase in net assets from operations ........       264,239        258,357
                                                      ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................      (155,036)             -
In excess of net investment income .................             -              -
Net realized gain on investment transactions .......      (168,122)             -
In excess of net realized gain on
   investment transactions .........................        (1,732)             -
                                                      ----------------------------
     Total dividends and distributions .............      (324,890)             -
                                                      ----------------------------
Increase (decrease) from capital share
   transactions (Note 5) ...........................       766,977        (77,275)
                                                      ----------------------------
     Total increase (decrease) in net assets .......       706,326        181,082

NET ASSETS:
   Beginning of period .............................     2,927,759      2,746,677
                                                      ----------------------------
   End of period ...................................    $3,634,085     $2,927,759
                                                      ============================


See notes to financial statements.

                                 Chase Funds


                        Notes to Financial Statements

1. Organization and Significant Accounting Policies -- Mutual Fund Investment Trust (the "Trust") was organized on September 23, 1997 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end management investment company. Chase Income Fund (CIF), Chase Intermediate Term Bond Fund (CIBF), Chase Money Market Fund (CMMF), Chase Short-Intermediate Term U.S. Government Securities Fund (CISF) and Chase U.S. Government Securities Fund (CGSF), collectively, the "Funds," are separate series of the Trust. Each Fund offers both Premier and Investor classes of shares.

All classes of shares have equal voting rights as to earnings, assets and voting privileges, except that each class may bear different transfer agent, distribution, and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement. Premier Shares may be purchased only by Financial Intermediaries who are able to meet the minimum investment requirement.

The Funds were established on January 1, 1998 for the conversion of the AVESTA Trust to the newly created Chase Funds of the Mutual Fund Investment Trust. The AVESTA Trust contributed securities and other assets (net of liabilities), in exchange for shares of the corresponding portfolio of the newly created Funds in a tax-free exchange. The Chase Manhattan Bank agreed to bear all cost related to the conversion.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. Repurchase agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds of the Trust may transfer uninvested cash balances into one or more joint trading accounts for the purpose of investing in repurchase agreements. It is the Funds' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held in one or more Joint Trading Accounts by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and

                                  Chase Funds
     losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

     D. Expenses -- In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (including transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

     E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, each Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     F. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

2.   Fees and Other Transactions with Affiliates

     A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank (Chase or the Adviser) acts as the Investment Adviser to the Funds. Chase is a direct wholly owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30% for CMMF and 0.50% for CIF, CIBF, CISF and CGSF of the average daily net assets, respectively. The Adviser voluntarily waived some or all of its fees as outlined in Note 2.D.

     Chase Texas, a wholly owned subsidiary of The Chase Manhattan Corporation, is the Sub-Investment Advisor to each Fund. Pursuant to the Sub-Investment Advisory Agreement between Chase Texas and Chase, Chase Texas is entitled to receive a fee payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CMMF and 0.25% for CISF, CGSF, CIBF and CIF of average daily net assets, respectively.

     B. Distribution and Sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Chase Fund Distributors, Inc. ("CFD" or the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Funds' distributor and sub-administrator.

     The Trust has adopted a Rule 12b-1 distribution plan for Investor Class shares, which provides for the payment of distribution fees at an annual rate of up to 0.10% of the average daily net assets attributable to Investor Class shares of the Money Market Fund and at an annual rate of up to 0.25% of the average daily net assets attributable to Investor Class shares of each other Fund.

     For the sub-administrative services it performs, CFD is entitled to receive a fee from each Fund at annual rate equal to 0.05% of the Fund's average daily net assets.

     The Distributor voluntarily waived all or a portion of its fees.

                                  Chase Funds

     C. Administration fee -- Pursuant to an Administration Agreement, Chase (the Administrator) provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived some or all of its fees as outlined in Note 2.D.

     D. Waiver of fees -- For the year ended December 31, 1998, the Administrator and Investment Advisor voluntarily waived fees for each of the Funds as follows:
                                                          Chase
                                                          Short-
                                                       Intermediate    Chase
                                   Chase      Chase     Term U.S.       U.S.
                      Chase     Intermediate  Money     Government   Government
                      Income       Fund       Market    Securities   Securities
                       Fund      Bond Fund     Fund       Fund          Fund
                      ------    ------------ -------   ------------  ----------

Investment Advisory  $  94,268   $ 123,836   $ 172,800  $  102,568  $   15,300
Administration               -       5,261           -           -       4,591
                     ---------   ---------   ---------  ----------  ----------
Total                $  94,268   $ 129,097   $ 172,800  $  102,568  $   19,891
                     ---------   ---------   ---------  ----------  ----------
                     ---------   ---------   ---------  ----------  ----------

     E. Other -- Certain officers of the Trust are officers of Chase Fund Distributors, Inc. or of its parent corporation, The BISYS Group, Inc.

     Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- Purchases and sales of investments (excluding short-term investments) were as follows:

                                                        Chase
                                                        Short-
                                                     Intermediate      Chase
                                       Chase          Term U.S.         U.S.
                          Chase     Intermediate     Government      Government
                          Income       Fund          Securities      Securities
                           Fund      Bond Fund          Fund            Fund
                          ------    ------------    ------------    -----------

Purchases (excluding
  U.S. Government)     $ 2,204,972  $ 7,056,766     $         -     $        -
Sales (excluding
  U.S. Government)       1,167,136    2,431,817               -              -
Purchases of U.S.
  Government            32,212,340   35,150,004      24,812,724      3,560,684
Sales of U.S.
  Government            26,486,962   28,422,170      19,674,466      3,115,563


4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 1998 are as follows:

                                                        Chase
                                                        Short-
                                                     Intermediate      Chase
                                       Chase          Term U.S.         U.S.
                          Chase     Intermediate     Government      Government
                          Income       Fund          Securities      Securities
                           Fund      Bond Fund          Fund            Fund
                          ------    ------------    ------------    -----------

Aggregate cost         $57,674,003  $32,057,402     $29,689,562     $3,556,034
                       -----------  -----------     -----------     ----------
Gross unrealized
  appreciation         $ 1,833,075  $   524,433     $   668,505     $   39,213
Gross unrealized
  depreciation            (150,329)     (12,247)        (34,968)        (7,077)
                       -----------  -----------     -----------     ----------
Net unrealized
  appreciation         $ 1,682,746  $   512,186     $   633,537     $   32,136
                       -----------  -----------     -----------     ----------
                       -----------  -----------     -----------     ----------

                                 Chase Funds

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest for the year ended December 31, 1998 were as follows:

                                          Chase Income Fund
                                          -----------------
                                        Year Ended December 31,
  Premier Shares                  1998                          1997
                        -------------------------     ------------------------
                           Amount         Shares         Amount        Shares
                        -----------      --------     ------------    --------
Shares sold             $20,818,571      1,013,32     $  8,887,000     461,702
Shares issued in
  reinvestment of
  distributions           3,601,040       175,125               --          --
Shares redeemed         (16,393,484)     (797,904)     (15,411,419)   (806,698)
                        -----------      --------     ------------    --------
Net increase (decrease)
  in Trust shares
  outstanding           $ 8,026,127       390,550     $ (6,524,419)   (344,996)
                        -----------      --------     ------------    --------
                        -----------      --------     ------------    --------


                             Chase Income Fund
                             -----------------
                                11/10/98*
  Investor Shares            Through 12/31/98
                        ------------------------
                           Amount        Shares
                        -----------     --------

Shares sold             $    10,200          491
Shares issued in
  reinvestment of
  distributions                 309           15
Shares redeemed                   -            -
                        -----------      --------

Net increase (decrease)
  in Trust shares
  outstanding            $  10,509         506
                        -----------      --------
                        -----------      --------


*Commencement of offering of class of shares.

                                 Chase Intermediate Term Bond Fund
                                 ---------------------------------
                                        Year Ended December 31,
  Premier Shares                  1998                          1997
                        -------------------------      ------------------------
                           Amount        Shares           Amount        Shares
                        -----------     ---------      ------------   ---------

Shares sold             $20,305,808     1,575,654      $14,646,175    1,218,217
Shares issued in
  reinvestment of
  distributions           1,431,546       110,823                -            -
Shares redeemed          (7,627,966)     (590,674)      (4,288,976)    (344,539)
                        -----------     ---------      ------------   ---------
Net increase (decrease)
  in Trust shares
  outstanding           $14,109,388     1,095,803      $10,357,199      873,678
                        -----------     ---------      ------------   ---------
                        -----------     ---------      ------------   ---------


                    Chase Intermediate Term Bond Fund
                    ---------------------------------
                                11/10/98*
  Investor Shares            Through 12/31/98
                        ------------------------
                           Amount        Shares
                        -----------     --------

Shares sold             $    10,200          790
Shares issued in
  reinvestment of
  distributions                 187           15
Shares redeemed                   -            -
                        -----------     --------

Net increase (decrease)
  in Trus shares
  outstanding           $    10,387          805
                        -----------     --------
                        -----------     --------


*Commencement of offering of class of shares.

                                 Chase Funds

                                     Chase Money Market Fund
                                     -----------------------
                                      Year Ended December 31,
  Premier Shares                  1998                          1997
                      ---------------------------    --------------------------
                         Amount          Shares         Amount        Shares
                      -----------     -----------    ------------   -----------

Shares sold           $241,189,199    241,189,199    $185,047,372   185,047,372
Shares issued in
  reinvestment of
  distributions          6,713,015      6,713,015       4,021,779     4,021,779
Shares redeemed       (187,003,971)  (187,003,971)   (173,596,247) (173,596,247)
                      ------------   ------------    ------------  ------------

Net increase
  (decrease) in Trust
  shares outstanding  $ 60,898,243     60,898,243    $15,472,904     15,472,904
                      ------------   ------------    ------------  ------------
                      ------------   ------------    ------------  ------------


                        Chase Money Market Fund
                        -----------------------
                                11/10/98*
  Investor Shares            Through 12/31/98
                        ------------------------
                           Amount        Shares
                        -----------     --------

Shares sold             $    17,200       17,200
Shares issued in
  reinvestment of
  distributions                  85           85
Shares redeemed                   -            -
                        -----------     --------

Net increase (decrease)
  in Trust shares
  outstanding           $    17,285       17,285
                        -----------     --------
                        -----------     --------


*Commencement of offering of class of shares.

                                     Chase Short-Intermediate Term
                                    U.S. Government Securities Fund
                                    -------------------------------
                                      Year Ended December 31,
  Premier Shares                1998                            1997
                      ---------------------------    --------------------------
                         Amount          Shares         Amount        Shares
                      -----------     -----------    ------------   -----------

Shares sold           $11,638,328         931,157    $  7,667,388       641,679
Shares issued in
  reinvestment of
  distributions         1,292,791         103,032               -             -
Shares redeemed        (6,777,047)       (540,647)    (13,808,886)   (1,158,939)
                      -----------     -----------    ------------   -----------
Net increase
  (decrease) in
  Trust shares
  outstanding         $ 6,154,072         493,542    $ (6,141,498)     (517,260)
                      -----------     -----------    ------------   -----------
                      -----------     -----------    ------------   -----------


                      Chase Short-Intermediate Term
                     U.S. Government Securities Fund
                     -------------------------------
                                11/10/98*
  Investor Shares            Through 12/31/98
                        ------------------------
                           Amount        Shares
                        -----------     --------

Shares sold             $    10,200          807
Shares issued in
  reinvestment of
  distributions                 102            8
Shares redeemed                   -            -
                        -----------     --------

Net increase
  (decrease) in Trust
  shares outstanding    $    10,302          815
                        -----------     --------
                        -----------     --------


*Commencement of offering of class of shares.

                                 Chase Funds

                                Chase U.S. Government Securities Fund
                                -------------------------------------
                                      Year Ended December 31,
  Premier Shares                1998                            1997
                      ---------------------------    --------------------------
                         Amount          Shares         Amount        Shares
                      -----------     -----------    ------------   -----------

Shares sold           $ 1,942,046         135,393    $    772,453        59,298
Shares issued in
  reinvestment of
  distributions           285,667          20,394              --            --
Shares redeemed        (1,471,493)       (103,236)       (849,728)      (65,037)
                      -----------     -----------    ------------   -----------

Net increase
  (decrease) in Trust
  shares outstanding  $   756,220          52,551    $    (77,275)       (5,739)
                      -----------     -----------    ------------   -----------
                      -----------     -----------    ------------   -----------


                    Chase U.S. Government Securities Fund
                    -------------------------------------
                                11/10/98*
  Investor Shares            Through 12/31/98
                        ------------------------
                           Amount        Shares
                        -----------     --------

Shares sold             $    10,200          708
Shares issued in
  reinvestment of
  distributions                 557           40
Shares redeemed                   -            -
                        -----------     --------

Net increase (decrease)
  in Trust shares
  outstanding           $    10,757          748
                        -----------     --------
                        -----------     --------


*Commencement of offering of class of shares.

-----------------
Chase Income Fund
-----------------

Finacial Highlights

                                                                                                           Investor
                                                                      Premier Shares                        Shares
                                                 -------------------------------------------------------  -----------
                                                             For the Years Ended December 31,              11/10/98**
                                                 -------------------------------------------------------    Through
                                                    1998         1997         1996       1995       1994   12/31/98
                                                 -------------------------------------------------------------------
Per Share Operating Performance

Net Asset Value, Beginning of Period ..........  $ 20.18      $ 18.56     $  18.21    $ 15.39    $ 16.11    $ 20.77
                                                 ------------------------------------------------------------------
Income from Investment Operations:
         Net Investment Income ................     1.09         1.14         1.00       0.97       0.84       0.14
         Net Gains or Losses in Securities ....
           (both realized and
           unrealized) ........................     0.77         0.48        (0.65)      1.85      (1.56)      0.18
                                                 ------------------------------------------------------------------
         Total from Investment Operations .....     1.86         1.62         0.35       2.82      (0.72)      0.32
                                                 ------------------------------------------------------------------

Less Distributions:
         Dividends from Net Investment Income..     1.09           --           --         --         --       0.15
         Distributions from Capital Gains .....     0.48           --           --         --         --       0.48
                                                 ------------------------------------------------------------------
         Total Distributions ..................     1.57           --           --         --         --       0.63
                                                 ------------------------------------------------------------------
Net Asset Value, End of Period ................  $ 20.47      $ 20.18     $  18.56    $ 18.21    $ 15.39    $ 20.46
                                                 ------------------------------------------------------------------
                                                 ------------------------------------------------------------------

Total Return ..................................     9.47%        8.73%        1.91%     18.38%     (4.47)%     1.54%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) .......  $60,068    $  51,329    $  53,614   $ 57,452   $ 52,235   $     10

Ratios to Average Net Assets #:
         Expenses                                   0.75%        0.75%        0.75%      0.75%      0.75%      1.03%
         Net Investment Income ................     5.28%        5.82%        5.58%      5.77%      5.43%      4.72%
         Expenses Without Waivers and
           Assumption of Expenses .............     0.94%        1.14%        1.07%      1.08%      1.07%     1.44%
         Net Investment Income Without
           Waivers and Assumption of Expenses..     5.09%        5.43%        5.26%      5.44%      5.11%      4.31%

Portfolio Turnover Rate .......................       54%          97%          72%        93%       239%        54%


**   Commencement of offering of class of shares.

#    Short periods have been annualized.


See notes to financial statements.

---------------------------------
Chase Intermediate Term Bond Fund
---------------------------------

Financial Highlights

                                                                                                                   Investor
                                                                           Premier Shares                           Shares
                                                 --------------------------------------------------------------   ----------
                                                                 For the Years Ended December 31,     10/03/94*   11/10/98**
                                                 --------------------------------------------------------------
                                                                                                       Through      Through
                                                        1998        1997        1996        1995        1994       12/31/98
                                                 --------------------------------------------------------------------------
  Per Share Operating Performance

  Net Asset Value, Beginning of Period .......        $   12.75   $    11.89   $   11.67  $     9.99  $    10.00  $  12.91
                                                 -------------------------------------------------------------------------
  Income from Investment Operations:
   Net Investment Income .....................             0.68         0.56        0.61        0.64        0.15      0.09
   Net Gains or Losses in Securities
     (both realized and unrealized) ..........             0.27         0.30       (0.39)       1.04       (0.16)     0.11
                                                 -------------------------------------------------------------------------
   Total from Investment Operations ..........             0.95         0.86        0.22        1.68       (0.01)     0.20
                                                 -------------------------------------------------------------------------
  Less Distributions:
   Dividends from Net Investment Income ......             0.68           --          --          --          --      0.09
   Distributions from Capital Gains ..........             0.15           --          --          --          --      0.15
                                                 -------------------------------------------------------------------------
     Total Distributions .....................             0.83           --          --          --          --      0.24
                                                 -------------------------------------------------------------------------
  Net Asset Value, End of Period .............        $   12.87   $    12.75   $   11.89  $    11.67  $     9.99  $  12.87
                                                 -------------------------------------------------------------------------
                                                 -------------------------------------------------------------------------
  Total Return ...............................             7.63%        7.26%       1.86%      16.79%      (0.32)%    1.52%

  Ratios/Supplemental Data:
   Net Assets, End of Period (000 omitted) ...          $32,870      $18,595      $6,949     $ 5,031     $ 5,124  $    10

  Ratios to Average Net Assets #:
    Expenses .................................             0.75%        0.75%       0.75%       0.75%       0.75%     1.03%
    Net Investment Income ....................             5.25%        5.61%       5.32%       5.89%       6.12%     4.64%
    Expenses Without Waivers
     and Assumption of Expenses ..............             1.27%        1.25%       1.42%       1.43%       1.38%     1.72%

    Net Investment Income Without
     Waivers and Assumption of Expenses ......             4.73%        5.11%       4.65%       5.21%       5.49%     3.95%

  Portfolio Turnover Rate ....................              135%          14%        134%        198%          7%      135%


*  Commencement of operations.
** Commencement of offering of class of shares.
# Short periods have been annualized.


See notes to financial statements.

-----------------------
Chase Money Market Fund
-----------------------
Financial Highlights


                                                                                                              Investor
                                                                           Premier Shares                      Shares
                                                        --------------------------------------------------   ----------
                                                                  For the Years Ended December 31,           11/09/98**
                                                        --------------------------------------------------    Through
Per Share Operating Performance                           1998       1997      1996        1995       1994    12/31/98
                                                        ---------------------------------------------------------------
Net Asset Value, Beginning of Period ..............     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00    $  1.00
                                                        ---------------------------------------------------------------
Income from Investment Operations:
         Net Investment Income ....................         0.05       0.05       0.05       0.05       0.04       0.01
         Net Gains or Losses in Securities
           (both realized and unrealized) .........         --         --         --         --         --         --
                                                        ----------------------------------------------------------------
         Total from Investment Operations .........         0.05       0.05       0.05       0.05       0.04       0.01
                                                        ----------------------------------------------------------------
Less Distributions:
         Dividends from Net Investment Income .....         0.05       0.05       0.05       0.05       0.04       0.01
         Distributions from Capital Gains .........         --         --         --         --         --         --
                                                        ----------------------------------------------------------------
         Total Distributions ......................         0.05       0.05       0.05       0.05       0.04       0.01
                                                        ----------------------------------------------------------------
Net Asset Value, End of Period ....................     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00    $  1.00
                                                        ================================================================
Total Return ......................................         5.21%      5.10%      5.10%      5.70%      3.80%      0.69%

Ratios/Supplemental Data:
         Net Assets, End of Period (000 omitted) ..     $195,476   $134,579   $119,106   $ 71,310   $ 55,505    $    17

Ratios to Average Net Assets #:
         Expenses .................................         0.50%      0.50%      0.50%      0.50%      0.50%      0.60%
         Net Investment Income ....................         5.07%      5.09%      4.93%      5.43%      3.90%      4.72%
         Expenses Without Waivers and Assumption of
           Expenses ...............................         0.60%      0.74%      0.72%      0.72%      0.83%      0.80%
         Net Investment Income Without Waivers and
           Assumption of Expenses .................         4.97%      4.85%      4.71%      5.21%      3.57%      4.52%

** Commencement of offering of class shares.
#  Short periods have been annualized.
See notes to financial statements.

-------------------------------
Chase Short-Intermediate Term
U.S. Government Securities Fund
-------------------------------

Financial Highlights

                                                                                                                   Investor
                                                                           Premier Shares                           Shares
                                                 --------------------------------------------------------------   ----------
                                                                 For the Years Ended December 31,                 11/10/98**
                                                 --------------------------------------------------------------
                                                                                                                  Through
                                                        1998        1997        1996        1995        1994       12/31/98
                                                 ---------------------------------------------------------------------------
  Per Share Operating Performance

  Net Asset Value, Beginning of Period .......        $   12.39   $    11.66   $   11.35  $    10.14  $    10.24  $    12.64
                                                 ---------------------------------------------------------------------------
  Income from Investment Operations:
   Net Investment Income .....................             0.63         0.67        0.60        0.58        0.45        0.08
   Net Gains or Losses in Securities
     (both realized and unrealized) ..........             0.25         0.06       (0.29)       0.63       (0.55)         --
                                                 ---------------------------------------------------------------------------
    Total from Investment Operations .........             0.88         0.73        0.31        1.21       (0.10)       0.08

  Less Distributions:
    Dividends from Net Investment Income .....             0.63           --          --          --          --        0.09
    Distributions from Capital Gains .........             0.04           --          --          --          --        0.04
                                                 ---------------------------------------------------------------------------
       Total Distributions ...................             0.67           --          --          --          --        0.13
                                                 ---------------------------------------------------------------------------
  Net Asset Value, End of Period .............        $   12.60   $    12.39   $   11.66  $    11.35  $    10.14  $    12.59
                                                 ---------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------
  Total Return ...............................             7.35%        6.30%       2.68%      12.01%      (1.05)%      0.60%

  Ratios/Supplemental Data:
    Net Assets, End of Period (000 omitted) ..        $  30,554   $   23,948   $  28,551  $   28,783  $   22,992  $       10

  Ratios to Average Net Assets #:
    Expenses .................................             0.75%        0.75%       0.75%       0.75%       0.75%       1.03%
    Net Investment Income ....................             5.06%        5.40%       5.26%       5.38%       4.41%       4.47%
    Expenses Without Waivers and
      Assumption of Expenses .................             1.12%        1.01%       0.88%       0.91%       0.96%        1.58%
    Net Investment Income Without
      Waivers and Assumption of Expenses .....             4.69%        5.14%       5.13%       5.22%       4.20%       3.92%
  Portfolio Turnover Rate ....................               87%          63%        177%        187%        268%         87%


**Commencement of offering of class of shares.
# Short periods have been annualized.

See notes to financial statements.

-------------------------------------
Chase U.S. Government Securities Fund
-------------------------------------
Financial Highlights

                                                                                                                        Investor
                                                                                  Premier Shares                         Shares
                                                                ----------------------------------------------------   -----------
                                                                          For the Years Ended December 31,              11/10/98**
                                                                ----------------------------------------------------     Through
Per Share Operating Performance                                   1998       1997      1996       1995        1994       12/31/98
                                                                -----------------------------------------------------------------
Net Asset Value, Beginning of Period ........................   $  13.98  $   12.76  $  13.01   $   10.00   $   10.91   $   14.42
                                                                -----------------------------------------------------------------
Income from Investment Operations:
         Net Investment Income ..............................       0.72       0.75      0.74        0.73        0.62        0.09
         Net Gains or Losses in Securities
         (both realized and unrealized) .....................       0.54       0.47     (0.99)       2.28       (1.53)       0.10
                                                                -----------------------------------------------------------------
         Total from Investment Operations ...................       1.26       1.22     (0.25)       3.01       (0.91)       0.19
                                                                -----------------------------------------------------------------
Less Distributions:
         Dividends from Net Investment Income ...............       0.72        --        --          --          --         0.09
         Distributions from Capital Gains ...................       0.68        --        --          --          --         0.68
         In Excess of Realized Capital Gains.................       0.01        --        --          --          --         0.01
                                                                -----------------------------------------------------------------
         Total Distributions ................................       1.41        --        --          --          --         0.78
                                                                -----------------------------------------------------------------
Net Asset Value, End of Period ..............................   $  13.83  $   13.98  $  12.76   $   13.01   $   10.00   $   13.83
                                                                =================================================================
Total Return ................................................       9.28%      9.55%    (1.89)%     30.11%      (8.39)%      1.37%

Ratios/Supplemental Data:
         Net Assets, End of Period (000 omitted) ............   $  3,624  $   2,928  $  2,746   $   2,877   $   2,628   $      10

Ratios to Average Net Assets #:
         Expenses ...........................................       0.75%      0.75%     0.75%       0.75%       0.75%       1.03%
         Net Investment Income ..............................       5.07%      5.73%     6.01%       6.38%       6.23%       4.45%
         Expenses Without Waivers and Assumption of
         Expenses............................................       1.45%      3.15%     2.09%       2.22%       2.38%       1.92%
         Net Investment Income Without Waivers and
         Assumption of Expenses .............................       4.37%      3.33%     4.67%       4.91%       4.60%       3.56%
Portfolio Turnover Rate .....................................        110%        87%       48%         17%        174%        110%

** Commencement of offering of class of shares.
#  Short periods have been annualized.
See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Mutual Fund Investment Trust


In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Income Fund, Chase Intermediate Term Bond Fund, Chase Money Market Fund, Chase Short-Intermediate Term U.S. Government Securities Fund and Chase U.S. Government Securities Fund (separate portfolios of Mutual Fund Investment Trust, hereafter referred to as the "Trust") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York  10036
February 8, 1999

                      [This Page Intentionally Left Blank]

Chase Funds are distributed by Chase Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Funds for providing investment advisory and other services.


This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Funds, call 1-888-5-CHASE-0. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

|----------|-------------------|
|NOT       | May Lose Value    |
|FDIC      |                   |
|INSURED   | No Bank Guarantee |
|----------|-------------------|

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